Loans (Details) - Schedule of impaired loans by class of loans - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Residential real estate
Unpaid Principal Balance and Recorded Investment	$ 5,626	$ 6,636
Allowance for Loan Losses Allocated
Average Recorded Investment	6,133	6,539
Interest Income Recognized	240	227
Cash Basis Income Recognized	240	227
One- to four-family [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment	3,621	4,333
Allowance for Loan Losses Allocated
Average Recorded Investment	3,970	4,534
Interest Income Recognized	145	107
Cash Basis Income Recognized	145	107
Multi-family [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment	570	646
Allowance for Loan Losses Allocated
Average Recorded Investment	608	659
Interest Income Recognized	19	24
Cash Basis Income Recognized	19	24
Farm [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment	270	274
Allowance for Loan Losses Allocated
Average Recorded Investment	272	292
Interest Income Recognized	16	35
Cash Basis Income Recognized	16	35
Nonresidential real estate [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment	1,073	1,367
Allowance for Loan Losses Allocated
Average Recorded Investment	1,220	1,014
Interest Income Recognized	59	60
Cash Basis Income Recognized	59	60
Home equity [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment	87
Average Recorded Investment	52
Interest Income Recognized	1
Cash Basis Income Recognized	1
Unsecured [Member]
Residential real estate
Unpaid Principal Balance and Recorded Investment	5	16
Allowance for Loan Losses Allocated
Average Recorded Investment	$ 11	8
Interest Income Recognized		1
Cash Basis Income Recognized		1
Construction [Member]
Residential real estate
Average Recorded Investment		32
Interest Income Recognized
Cash Basis Income Recognized